Loss Per Share (Details) - Schedule of Loss and Number of Shares Basic and Diluted (Parentheticals) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Schedule of Loss and Number of Shares Basic and Diluted [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the diluted loss per share	₪ (16,284)	₪ (17,753)	₪ (33,835)
Weighted number of shares used in computing diluted loss per share	79,171,297	27,839,012	31,380,359